EARNINGS PER COMMON SHARE (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2020	2019	2018
Numerator
Net income	$155,810	$198,075	$172,595

Denominator
Basic earnings per common share - weighted average shares	97,363,952	98,305,570	88,582,090
Effect of dilutive securities
Employee stock awards	729,146	545,901	514,680
Warrants	0	0	517,435
Diluted earnings per common share - adjusted weighted average shares	98,093,098	98,851,471	89,614,205

Earnings per share available to common shareholders
Basic	$1.60	$2.01	$1.95
Diluted	$1.59	$2.00	$1.93